Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	true
Amendment Description	amended
Registrant Name	Segall Bryant & Hamill Trust
Entity Central Index Key	0000357204
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000211588
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Small Cap Value Fund
Trading Symbol	SBRVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Value Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$55	1.14%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the retail class of the Fund returned -2.63% against a return of -3.16% for the Russell 2000® Value Index and 5.75% for the Fund’s broad-based securities market index, the Russell 3000® Index.

Contributors to Return

  The three sectors that contributed most to the Fund’s returns on an absolute basis were Materials, Industrials, and Information Technology. Materials benefited from strong stock selection overall. The three individual securities that contributed the most on an absolute basis were REV Group, Inc., MP Materials Corp., and Mercury Systems, Inc. Materials holding MP Materials realized significant appreciation due to concerns that China was going to cut off global supplies of rare earth minerals. MP Materials has the largest rare earth minerals mine in North America making the importance of its assets more appreciated by the market.

Detractors from Return

  The three sectors that detracted most from the Fund’s returns on an absolute basis were Health Care, Energy, and Consumer Discretionary. Stock selection was the primary cause for underperformance in Health Care. The three individual securities that detracted the most on an absolute basis were VF Corp., QuidelOrtho Corp., and NeoGenomics, Inc. Consumer Discretionary holding VF Corp. pulled back given a delay in its Vans brand’s return to growth, which was taken negatively by the market.

Line Graph [Table Text Block]
	SBH Small Cap Value - Retail	Russell 2000® Value Index	Russell 3000® Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$9,517	$9,742	$10,214
Jun-2017	$11,220	$12,163	$12,104
Jun-2018	$12,955	$13,757	$13,893
Jun-2019	$13,625	$12,899	$15,141
Jun-2020	$11,909	$10,645	$16,130
Jun-2021	$17,809	$18,445	$23,253
Jun-2022	$14,907	$15,442	$20,029
Jun-2023	$16,344	$16,370	$23,825
Jun-2024	$17,355	$18,153	$29,335
Jun-2025	$19,001	$19,158	$33,822

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH Small Cap Value - Retail	9.48%	9.79%	6.63%
Russell 2000® Value Index	5.54%	12.47%	6.72%
Russell 3000® Index	15.30%	15.96%	12.96%

AssetsNet	$ 395,679,140
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 1,715,955
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$395,679,140
Number of Portfolio Holdings	75
Portfolio Turnover	14%
Total Advisory Fees Paid*	$1,715,955
Total Advisory Fees Paid %*	0.80%

* Net of expenses waived by investment adviser

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Financials	20.4%
Industrials	19.4%
Information Technology	15.1%
Materials	12.4%
Health Care	10.2%
Consumer Discretionary	9.9%
Energy	3.8%
Utilities	3.6%
Real Estate	3.4%
Consumer Staples	0.4%

Country Weighting (% of net assets)

Value	Value
United States	94.3%
Canada	1.9%
Cayman Islands	1.6%
Belgium	0.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Valmont Industries, Inc.	3.4%
Mercury Systems, Inc.	3.0%
REV Group, Inc.	3.0%
AZZ, Inc.	2.7%
Ingevity Corp.	2.4%
Belden, Inc.	2.2%
Adapthealth Corp.	2.2%
O-I Glass, Inc.	2.2%
Progress Software Corp.	2.0%
Papa John's International, Inc.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000211587
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Small Cap Value Fund
Trading Symbol	SBHVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Value Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$47	0.97%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the institutional class of the Fund returned -2.55% against a return of -3.16% for the Russell 2000® Value Index and 5.75% for the Fund’s broad-based securities market index, the Russell 3000® Index.

Contributors to Return

  The three sectors that contributed most to the Fund’s returns on an absolute basis were Materials, Industrials, and Information Technology. Materials benefited from strong stock selection overall. The three individual securities that contributed the most on an absolute basis were REV Group, Inc., MP Materials Corp., and Mercury Systems, Inc. Materials holding MP Materials realized significant appreciation due to concerns that China was going to cut off global supplies of rare earth minerals. MP Materials has the largest rare earth minerals mine in North America making the importance of its assets more appreciated by the market.

Detractors from Return

  The three sectors that detracted most from the Fund’s returns on an absolute basis were Health Care, Energy, and Consumer Discretionary. Stock selection was the primary cause for underperformance in Health Care. The three individual securities that detracted the most on an absolute basis were VF Corp., QuidelOrtho Corp., and NeoGenomics, Inc. Consumer Discretionary holding VF Corp. pulled back given a delay in its Vans brand’s return to growth, which was taken negatively by the market.

Line Graph [Table Text Block]
	SBH Small Cap Value - Inst	Russell 2000® Value Index	Russell 3000® Index
Jun-2015	$250,000	$250,000	$250,000
Jun-2016	$238,288	$243,545	$255,346
Jun-2017	$281,337	$304,083	$302,609
Jun-2018	$325,323	$343,916	$347,329
Jun-2019	$342,658	$322,471	$378,528
Jun-2020	$299,697	$266,113	$403,244
Jun-2021	$449,055	$461,120	$581,334
Jun-2022	$376,023	$386,047	$500,729
Jun-2023	$412,652	$409,239	$595,635
Jun-2024	$438,986	$453,829	$733,376
Jun-2025	$481,674	$478,950	$845,552

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH Small Cap Value - Inst	9.72%	9.95%	6.78%
Russell 2000® Value Index	5.54%	12.47%	6.72%
Russell 3000® Index	15.30%	15.96%	12.96%

AssetsNet	$ 395,679,140
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 1,715,955
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$395,679,140
Number of Portfolio Holdings	75
Portfolio Turnover	14%
Total Advisory Fees Paid	$1,715,955
Total Advisory Fees Paid %	0.80%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Financials	20.4%
Industrials	19.4%
Information Technology	15.1%
Materials	12.4%
Health Care	10.2%
Consumer Discretionary	9.9%
Energy	3.8%
Utilities	3.6%
Real Estate	3.4%
Consumer Staples	0.4%

Country Weighting (% of net assets)

Value	Value
United States	94.3%
Canada	1.9%
Cayman Islands	1.6%
Belgium	0.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Valmont Industries, Inc.	3.4%
Mercury Systems, Inc.	3.0%
REV Group, Inc.	3.0%
AZZ, Inc.	2.7%
Ingevity Corp.	2.4%
Belden, Inc.	2.2%
Adapthealth Corp.	2.2%
O-I Glass, Inc.	2.2%
Progress Software Corp.	2.0%
Papa John's International, Inc.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000134695
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Small Cap Growth Fund
Trading Symbol	WTSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$52	1.06%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the retail class of the Fund returned -2.79% against a return of -0.48% for the Russell 2000® Growth Index and 5.75% for the Fund’s broad-based securities market index, the Russell 3000® Index.

Contributors to Return

  The one sector that contributed positively to the Fund’s returns on an absolute basis was Industrials. Industrials performance was driven by holdings with an emphasis on building solutions, infrastructure, and aerospace end markets. The three individual securities that contributed the most on an absolute basis were Limbach Holdings, Inc., Blueprint Medicines Corp., and Construction Partners, Inc. We believe Limbach, a building solutions provider for mechanical, electrical, and plumbing infrastructure, executed well on its strategic shift to deepen its relationships and work directly with building owners.

Detractors from Return

  The three sectors that detracted most from the Fund’s returns on an absolute basis were Health Care, Consumer Discretionary, and Materials. Consumer Discretionary sector performance was driven by poor stock selection along with weaker overall demand, in part, due to tariff uncertainty. The three individual securities that detracted the most on an absolute basis were Vaxcyte, Inc., Freshpet, Inc., and Glaukos Corp. Ophthalmic medical technology company Glaukos struggled in the period amid Medicare and insurance reimbursement challenges as it transitions to a next-generation solution.

Line Graph [Table Text Block]
	SBH Small Cap Growth - Retail	Russell 2000® Growth Index	Russell 3000® Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$8,776	$8,925	$10,214
Jun-2017	$11,359	$11,103	$12,104
Jun-2018	$14,396	$13,530	$13,893
Jun-2019	$15,642	$13,464	$15,141
Jun-2020	$17,689	$13,932	$16,130
Jun-2021	$28,121	$21,087	$23,253
Jun-2022	$19,547	$14,038	$20,029
Jun-2023	$21,957	$16,639	$23,825
Jun-2024	$24,041	$18,159	$29,335
Jun-2025	$25,773	$19,926	$33,822

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH Small Cap Growth - Retail	7.21%	7.82%	9.93%
Russell 2000® Growth Index	9.73%	7.42%	7.14%
Russell 3000® Index	15.30%	15.96%	12.96%

AssetsNet	$ 250,321,118
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 789,845
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$250,321,118
Number of Portfolio Holdings	90
Portfolio Turnover	0%
Total Advisory Fees Paid	$789,845
Total Advisory Fees Paid %	0.65%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Industrials	23.4%
Information Technology	20.3%
Health Care	18.4%
Financials	10.6%
Consumer Discretionary	8.9%
Materials	5.1%
Energy	4.8%
Consumer Staples	4.6%
Real Estate	1.3%

Country Weighting (% of net assets)

Value	Value
United States	88.5%
Canada	3.1%
United Kingdom	1.9%
Ireland	1.4%
Cayman Islands	1.1%
Bermuda	1.1%
Luxembourg	0.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mirion Technologies, Inc.	2.6%
Construction Partners, Inc.	2.4%
VSE Corp.	2.3%
Skyward Specialty Insurance Group, Inc.	2.0%
RadNet, Inc.	2.0%
Casella Waste Systems, Inc.	2.0%
Boot Barn Holdings, Inc.	2.0%
TechnipFMC PLC	1.9%
Box, Inc.	1.9%
HealthEquity, Inc.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000134696
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Small Cap Growth Fund
Trading Symbol	WISGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$43	0.87%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the institutional class of the Fund returned -2.71% against a return of -0.48% for the Russell 2000® Growth Index and 5.75% for the Fund’s broad-based securities market index, the Russell 3000® Index.

Contributors to Return

  The one sector that contributed positively to the Fund’s returns on an absolute basis was Industrials. Industrials performance was driven by holdings with an emphasis on building solutions, infrastructure, and aerospace end markets. The three individual securities that contributed the most on an absolute basis were Limbach Holdings, Inc., Blueprint Medicines Corp., and Construction Partners, Inc. We believe Limbach, a building solutions provider for mechanical, electrical, and plumbing infrastructure, executed well on its strategic shift to deepen its relationships and work directly with building owners.

Detractors from Return

  The three sectors that detracted most from the Fund’s returns on an absolute basis were Health Care, Consumer Discretionary, and Materials. Consumer Discretionary sector performance was driven by poor stock selection along with weaker overall demand, in part, due to tariff uncertainty. The three individual securities that detracted the most on an absolute basis were Vaxcyte, Inc., Freshpet, Inc., and Glaukos Corp. Ophthalmic medical technology company Glaukos struggled in the period amid Medicare and insurance reimbursement challenges as it transitions to a next-generation solution.

Line Graph [Table Text Block]
	SBH Small Cap Growth - Inst	Russell 2000® Growth Index	Russell 3000® Index
Jun-2015	$250,000	$250,000	$250,000
Jun-2016	$220,055	$223,121	$255,346
Jun-2017	$285,289	$277,566	$302,609
Jun-2018	$361,806	$338,248	$347,329
Jun-2019	$394,228	$336,590	$378,528
Jun-2020	$446,605	$348,299	$403,244
Jun-2021	$710,664	$527,185	$581,334
Jun-2022	$494,954	$350,943	$500,729
Jun-2023	$556,940	$415,979	$595,635
Jun-2024	$610,557	$453,985	$733,376
Jun-2025	$655,806	$498,148	$845,552

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH Small Cap Growth - Inst	7.41%	7.99%	10.12%
Russell 2000® Growth Index	9.73%	7.42%	7.14%
Russell 3000® Index	15.30%	15.96%	12.96%

AssetsNet	$ 250,321,118
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 789,845
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$250,321,118
Number of Portfolio Holdings	90
Portfolio Turnover	0%
Total Advisory Fees Paid	$789,845
Total Advisory Fees Paid %	0.65%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Industrials	23.4%
Information Technology	20.3%
Health Care	18.4%
Financials	10.6%
Consumer Discretionary	8.9%
Materials	5.1%
Energy	4.8%
Consumer Staples	4.6%
Real Estate	1.3%

Country Weighting (% of net assets)

Value	Value
United States	88.5%
Canada	3.1%
United Kingdom	1.9%
Ireland	1.4%
Cayman Islands	1.1%
Bermuda	1.1%
Luxembourg	0.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mirion Technologies, Inc.	2.6%
Construction Partners, Inc.	2.4%
VSE Corp.	2.3%
Skyward Specialty Insurance Group, Inc.	2.0%
RadNet, Inc.	2.0%
Casella Waste Systems, Inc.	2.0%
Boot Barn Holdings, Inc.	2.0%
TechnipFMC PLC	1.9%
Box, Inc.	1.9%
HealthEquity, Inc.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000216810
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Small Cap Core Fund
Trading Symbol	SBHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Core Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$53	1.10%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the retail class of the Fund returned -2.71% against a return of -1.78% for the Russell 2000® Index and 5.75% for the Fund’s broad-based securities market index, the Russell 3000® Index.

Contributors to Return

  The three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Consumer Staples, and Real Estate. Industrials performance was driven by solid stock selection. The three individual securities that contributed the most on an absolute basis were REV Group, Inc., iRhythm Technologies, Inc., and RBC Bearings, Inc. REV Group posted solid top- and bottom-line results that reflected the ongoing benefits of the pricing, backlog conversion, and operational excellence programs implemented by its new management team in recent years.

Detractors from Return

  The three sectors that detracted most from the Fund’s returns on an absolute basis were Consumer Discretionary, Health Care, and Energy. Consumer Discretionary performance was pressured by tariff announcements, which raised concerns about higher input costs and potential impacts on consumer spending. The three individual securities that detracted the most on an absolute basis were Columbus McKinnon Corp., Globant S.A., and Globus Medical, Inc. Globus reported a disappointing quarter with headwinds to several of its businesses.

Line Graph [Table Text Block]
	SBH Small Cap Core - Retail	Russell 2000® Index	Russell 3000® Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$9,420	$9,327	$10,214
Jun-2017	$11,113	$11,621	$12,104
Jun-2018	$12,888	$13,663	$13,893
Jun-2019	$13,432	$13,211	$15,141
Jun-2020	$13,609	$12,335	$16,130
Jun-2021	$20,255	$19,987	$23,253
Jun-2022	$17,186	$14,951	$20,029
Jun-2023	$19,879	$16,790	$23,825
Jun-2024	$22,608	$18,479	$29,335
Jun-2025	$23,378	$19,898	$33,822

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH Small Cap Core - Retail	3.41%	11.43%	8.86%
Russell 2000® Index	7.68%	10.04%	7.12%
Russell 3000® Index	15.30%	15.96%	12.96%

AssetsNet	$ 92,915,370
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 278,887
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$92,915,370
Number of Portfolio Holdings	84
Portfolio Turnover	17%
Total Advisory Fees Paid*	$278,887
Total Advisory Fees Paid %*	0.69%
* Net of expenses waived by investment adviser
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Industrials	29.5%
Health Care	16.2%
Information Technology	14.8%
Financials	9.3%
Materials	8.7%
Consumer Discretionary	8.0%
Energy	2.5%
Real Estate	2.2%
Consumer Staples	2.1%

Country Weighting (% of net assets)

Value	Value
United States	89.3%
Canada	2.7%
Jersey	1.0%
Luxembourg	0.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
EnPro Industries, Inc.	2.4%
RBC Bearings, Inc.	2.2%
Agilysys, Inc.	2.0%
Ensign Group, Inc. (The)	2.0%
Crane Co.	2.0%
Valmont Industries, Inc.	1.9%
Silgan Holdings, Inc.	1.9%
SouthState Corp.	1.8%
Casella Waste Systems, Inc.	1.8%
Element Solutions, Inc.	1.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000216811
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Small Cap Core Fund
Trading Symbol	SBASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Core Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$48	0.99%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the institutional class of the Fund returned -2.69% against a return of -1.78% for the Russell 2000® Index and 5.75% for the Fund’s broad-based securities market index, the Russell 3000® Index.

Contributors to Return

  The three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Consumer Staples, and Real Estate. Industrials performance was driven by solid stock selection. The three individual securities that contributed the most on an absolute basis were REV Group, Inc., iRhythm Technologies, Inc., and RBC Bearings, Inc. REV Group posted solid top- and bottom-line results that reflected the ongoing benefits of the pricing, backlog conversion, and operational excellence programs implemented by its new management team in recent years.

Detractors from Return

  The three sectors that detracted most from the Fund’s returns on an absolute basis were Consumer Discretionary, Health Care, and Energy. Consumer Discretionary performance was pressured by tariff announcements, which raised concerns about higher input costs and potential impacts on consumer spending. The three individual securities that detracted the most on an absolute basis were Columbus McKinnon Corp., Globant S.A., and Globus Medical, Inc. Globus reported a disappointing quarter with headwinds to several of its businesses.

Line Graph [Table Text Block]
	SBH Small Cap Core - Inst	Russell 2000® Index	Russell 3000® Index
Jun-2015	$250,000	$250,000	$250,000
Jun-2016	$235,849	$233,174	$255,346
Jun-2017	$278,665	$290,536	$302,609
Jun-2018	$323,657	$341,571	$347,329
Jun-2019	$337,808	$330,267	$378,528
Jun-2020	$342,888	$308,387	$403,244
Jun-2021	$511,248	$499,666	$581,334
Jun-2022	$434,508	$373,763	$500,729
Jun-2023	$503,214	$419,760	$595,635
Jun-2024	$573,572	$461,972	$733,376
Jun-2025	$593,092	$497,457	$845,552

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH Small Cap Core - Inst	3.40%	11.58%	9.02%
Russell 2000® Index	7.68%	10.04%	7.12%
Russell 3000® Index	15.30%	15.96%	12.96%

AssetsNet	$ 92,915,370
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 278,887
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$92,915,370
Number of Portfolio Holdings	84
Portfolio Turnover	17%
Total Advisory Fees Paid*	$278,887
Total Advisory Fees Paid %*	0.69%
* Net of expenses waived by investment adviser
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Industrials	29.5%
Health Care	16.2%
Information Technology	14.8%
Financials	9.3%
Materials	8.7%
Consumer Discretionary	8.0%
Energy	2.5%
Real Estate	2.2%
Consumer Staples	2.1%

Country Weighting (% of net assets)

Value	Value
United States	89.3%
Canada	2.7%
Jersey	1.0%
Luxembourg	0.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
EnPro Industries, Inc.	2.4%
RBC Bearings, Inc.	2.2%
Agilysys, Inc.	2.0%
Ensign Group, Inc. (The)	2.0%
Crane Co.	2.0%
Valmont Industries, Inc.	1.9%
Silgan Holdings, Inc.	1.9%
SouthState Corp.	1.8%
Casella Waste Systems, Inc.	1.8%
Element Solutions, Inc.	1.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000211581
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill All Cap Fund
Trading Symbol	SBRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill All Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$43	0.86%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the retail class of the Fund returned 2.46% against a return of 5.75% for the Fund’s broad-based securities market index, the Russell 3000® Index.

Contributors to Return

  The three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Financials, and Information Technology. A recovery in data-center-related companies, along with continued strong performance in aerospace and defense stocks, drove Industrials sector outperformance. The three individual securities that contributed the most on an absolute basis were ATI, Inc., Microsoft Corp., and JPMorgan Chase & Co. For ATI, there has been a growing appreciation for the company’s multi-year opportunity in premium aerospace products, which drove shares to new highs during the period.

Detractors from Return

  The three sectors that detracted most from the Fund’s returns on an absolute basis were Health Care, Consumer Discretionary, and Materials. Underperformance in Health Care was linked to regulatory uncertainties and a rotation away from defensive groups in the market. The three individual securities that detracted the most on an absolute basis were Marvell Technology, Inc., UnitedHealth Group, Inc., and Zebra Technologies Corp. For Marvell Technology, there were new concerns related to the potential share loss on a high-profile, application-specific semiconductor chip with top customer Amazon.com Inc.

Line Graph [Table Text Block]
	SBH All Cap - Retail	Russell 3000® Index
Jun-2015	$10,000	$10,000
Jun-2016	$9,992	$10,214
Jun-2017	$11,288	$12,104
Jun-2018	$12,512	$13,893
Jun-2019	$13,927	$15,141
Jun-2020	$15,334	$16,130
Jun-2021	$21,846	$23,253
Jun-2022	$19,158	$20,029
Jun-2023	$21,415	$23,825
Jun-2024	$25,096	$29,335
Jun-2025	$27,151	$33,822

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH All Cap - Retail	8.19%	12.10%	10.50%
Russell 3000® Index	15.30%	15.96%	12.96%

AssetsNet	$ 93,732,613
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 248,436
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$93,732,613
Number of Portfolio Holdings	54
Portfolio Turnover	20%
Total Advisory Fees Paid*	$248,436
Total Advisory Fees Paid %*	0.52%
* Net of expenses waived by investment adviser
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Information Technology	28.9%
Financials	16.2%
Industrials	13.5%
Consumer Discretionary	12.5%
Health Care	11.2%
Communication Services	6.4%
Consumer Staples	3.8%
Energy	3.2%
Real Estate	1.4%
Materials	1.3%

Country Weighting (% of net assets)

Value	Value
United States	91.6%
Germany	2.2%
Ireland	1.8%
Canada	1.6%
United Kingdom	1.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.8%
JPMorgan Chase & Co.	3.5%
Alphabet, Inc.	3.3%
Visa, Inc.	3.2%
Amazon.com, Inc.	3.2%
Meta Platforms, Inc.	3.1%
ServiceNow, Inc.	2.6%
Globe Life, Inc.	2.5%
Quanta Services, Inc.	2.5%
Reinsurance Group of America, Inc.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000211582
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill All Cap Fund
Trading Symbol	SBHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill All Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$42	0.84%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the institutional class of the Fund returned 2.46% against a return of 5.75% for the Fund’s broad-based securities market index, the Russell 3000® Index.

Contributors to Return

  The three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Financials, and Information Technology. A recovery in data-center-related companies, along with continued strong performance in aerospace and defense stocks, drove Industrials sector outperformance. The three individual securities that contributed the most on an absolute basis were ATI, Inc., Microsoft Corp., and JPMorgan Chase & Co. For ATI, there has been a growing appreciation for the company’s multi-year opportunity in premium aerospace products, which drove shares to new highs during the period.

Detractors from Return

  The three sectors that detracted most from the Fund’s returns on an absolute basis were Health Care, Consumer Discretionary, and Materials. Underperformance in Health Care was linked to regulatory uncertainties and a rotation away from defensive groups in the market. The three individual securities that detracted the most on an absolute basis were Marvell Technology, Inc., UnitedHealth Group, Inc., and Zebra Technologies Corp. For Marvell Technology, there were new concerns related to the potential share loss on a high-profile, application-specific semiconductor chip with top customer Amazon.com Inc.

Line Graph [Table Text Block]
	SBH All Cap - Inst	Russell 3000® Index
Jun-2015	$250,000	$250,000
Jun-2016	$250,177	$255,346
Jun-2017	$283,057	$302,609
Jun-2018	$314,217	$347,329
Jun-2019	$350,260	$378,528
Jun-2020	$386,128	$403,244
Jun-2021	$550,395	$581,334
Jun-2022	$482,716	$500,729
Jun-2023	$539,611	$595,635
Jun-2024	$632,865	$733,376
Jun-2025	$684,622	$845,552

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH All Cap - Inst	8.18%	12.14%	10.60%
Russell 3000® Index	15.30%	15.96%	12.96%

AssetsNet	$ 93,732,613
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 248,436
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$93,732,613
Number of Portfolio Holdings	54
Portfolio Turnover	20%
Total Advisory Fees Paid*	$248,436
Total Advisory Fees Paid %*	0.52%
* Net of expenses waived by investment adviser
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Information Technology	28.9%
Financials	16.2%
Industrials	13.5%
Consumer Discretionary	12.5%
Health Care	11.2%
Communication Services	6.4%
Consumer Staples	3.8%
Energy	3.2%
Real Estate	1.4%
Materials	1.3%

Country Weighting (% of net assets)

Value	Value
United States	91.6%
Germany	2.2%
Ireland	1.8%
Canada	1.6%
United Kingdom	1.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.8%
JPMorgan Chase & Co.	3.5%
Alphabet, Inc.	3.3%
Visa, Inc.	3.2%
Amazon.com, Inc.	3.2%
Meta Platforms, Inc.	3.1%
ServiceNow, Inc.	2.6%
Globe Life, Inc.	2.5%
Quanta Services, Inc.	2.5%
Reinsurance Group of America, Inc.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000211583
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Emerging Markets Fund
Trading Symbol	SBHEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Emerging Markets Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$70	1.30%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the retail class of the Fund returned 16.54% against a return of 15.27% for the MSCI Emerging Markets Index and 17.88% for the Fund’s broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

Contributors to Return

  The three countries that contributed most to the Fund’s returns on an absolute basis were China, South Korea, and Taiwan. China benefitted from positive news on economic data and AI model development as tensions around global trade eased. Korea advanced on hopes that the new elected president will enact capital market and corporate governance reforms. Taiwan rose on strong news for semiconductor companies.

Detractors from Return

  The three countries that detracted most from the Fund’s returns on an absolute basis were Malaysia, Turkey, and Hungary. In Malaysia, earnings from a property development company held by the Fund disappointed. In Turkey, consumer staples had the largest negative impact.

Line Graph [Table Text Block]
	SBH Emerging Markets - Retail	MSCI Emerging Markets Index	MSCI ACWI ex-USA IMI Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$8,708	$8,795	$9,039
Jun-2017	$11,011	$10,883	$10,886
Jun-2018	$11,837	$11,775	$11,729
Jun-2019	$11,749	$11,918	$11,759
Jun-2020	$10,654	$11,514	$11,202
Jun-2021	$15,044	$16,224	$15,367
Jun-2022	$11,912	$12,121	$12,316
Jun-2023	$12,883	$12,334	$13,852
Jun-2024	$16,194	$13,881	$15,455
Jun-2025	$18,607	$16,003	$18,210

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH Emerging Markets - Retail	14.90%	11.80%	6.41%
MSCI Emerging Markets Index	15.29%	6.81%	4.81%
MSCI ACWI ex-USA IMI Index	17.83%	10.20%	6.18%

AssetsNet	$ 73,545,215
Holdings Count | Holding	461
Advisory Fees Paid, Amount	$ 98,979
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$73,545,215
Number of Portfolio Holdings	461
Portfolio Turnover	38%
Total Advisory Fees Paid*	$98,979
Total Advisory Fees Paid %*	0.30%
* Net of expenses waived by investment adviser
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Financials	24.5%
Information Technology	23.7%
Consumer Discretionary	13.3%
Communication Services	10.1%
Industrials	6.6%
Materials	5.9%
Consumer Staples	4.3%
Energy	3.9%
Health Care	3.0%
Utilities	2.5%
Real Estate	2.0%

Country Weighting (% of net assets)

Value	Value
China	28.4%
Taiwan	19.1%
India	18.3%
South Korea	11.0%
Brazil	4.3%
Saudi Arabia	3.2%
South Africa	3.2%
Mexico	1.8%
Malaysia	1.4%
Indonesia	1.4%
Other Countries	7.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	9.9%
Tencent Holdings, Ltd.	4.1%
Alibaba Group Holding, Ltd.	2.3%
SK Hynix, Inc.	2.2%
Samsung Electronics Co., Ltd.	1.4%
Bank of China, Ltd.	1.2%
China Construction Bank Corp.	1.2%
CTBC Financial Holding Co., Ltd.	1.2%
Infosys, Ltd.	1.2%
Gree Electric Appliances, Inc. of Zhuhai	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction. Effective May 1, 2025, the expense cap for the Retail Class of the Fund was reduced to 1.14%.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000211584
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Emerging Markets Fund
Trading Symbol	SBEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Emerging Markets Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$62	1.15%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the institutional class of the Fund returned 16.59% against a return of 15.27% for the MSCI Emerging Markets Index and 17.88% for the Fund’s broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

Contributors to Return

  The three countries that contributed most to the Fund’s returns on an absolute basis were China, South Korea, and Taiwan. China benefitted from positive news on economic data and AI model development as tensions around global trade eased. Korea advanced on hopes that the new elected president will enact capital market and corporate governance reforms. Taiwan rose on strong news for semiconductor companies.

Detractors from Return

  The three countries that detracted most from the Fund’s returns on an absolute basis were Malaysia, Turkey, and Hungary. In Malaysia, earnings from a property development company held by the Fund disappointed. In Turkey, consumer staples had the largest negative impact.

Line Graph [Table Text Block]
	SBH Emerging Markets - Inst	MSCI Emerging Markets Index	MSCI ACWI ex-USA IMI Index
Jun-2015	$250,000	$250,000	$250,000
Jun-2016	$217,981	$219,863	$225,968
Jun-2017	$276,632	$272,069	$272,141
Jun-2018	$297,889	$294,386	$293,220
Jun-2019	$296,374	$297,942	$293,985
Jun-2020	$269,178	$287,848	$280,062
Jun-2021	$380,671	$405,591	$384,182
Jun-2022	$301,760	$303,035	$307,895
Jun-2023	$327,266	$308,339	$346,289
Jun-2024	$411,667	$347,028	$386,372
Jun-2025	$473,896	$400,075	$455,247

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH Emerging Markets - Inst	15.12%	11.98%	6.60%
MSCI Emerging Markets Index	15.29%	6.81%	4.81%
MSCI ACWI ex-USA IMI Index	17.83%	10.20%	6.18%

AssetsNet	$ 73,545,215
Holdings Count | Holding	461
Advisory Fees Paid, Amount	$ 98,979
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$73,545,215
Number of Portfolio Holdings	461
Portfolio Turnover	38%
Total Advisory Fees Paid*	$98,979
Total Advisory Fees Paid %*	0.30%
* Net of expenses waived by investment adviser
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Financials	24.5%
Information Technology	23.7%
Consumer Discretionary	13.3%
Communication Services	10.1%
Industrials	6.6%
Materials	5.9%
Consumer Staples	4.3%
Energy	3.9%
Health Care	3.0%
Utilities	2.5%
Real Estate	2.0%

Country Weighting (% of net assets)

Value	Value
China	28.4%
Taiwan	19.1%
India	18.3%
South Korea	11.0%
Brazil	4.3%
Saudi Arabia	3.2%
South Africa	3.2%
Mexico	1.8%
Malaysia	1.4%
Indonesia	1.4%
Other Countries	7.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	9.9%
Tencent Holdings, Ltd.	4.1%
Alibaba Group Holding, Ltd.	2.3%
SK Hynix, Inc.	2.2%
Samsung Electronics Co., Ltd.	1.4%
Bank of China, Ltd.	1.2%
China Construction Bank Corp.	1.2%
CTBC Financial Holding Co., Ltd.	1.2%
Infosys, Ltd.	1.2%
Gree Electric Appliances, Inc. of Zhuhai	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction. Effective May 1, 2025, the expense cap for the Institutional Class of the Fund was reduced to 0.99%.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000211585
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill International Small Cap Fund
Trading Symbol	SBHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill International Small Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$66	1.17%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the retail class of the Fund returned 27.05% against a return of 20.89% for the MSCI EAFE Small Cap Index and 17.88% for the Fund’s broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

Contributors to Return

  The three countries that contributed most to the Fund’s returns on an absolute basis were Japan, the U.K., and Germany. Japan ended the period higher as U.S.-Japan trade talks continued and investors benefitted from higher dividend payouts and share buybacks. Germany announced plans to increase defense and infrastructure spending on concerns the U.S. will withdraw support for Europe’s defenses, which benefitted local companies. The U.K. rose on the announcement of a U.S.-U.K. trade deal.

Detractors from Return

  Hong Kong was the only country that detracted from the Fund’s returns on an absolute basis as earnings for consumer discretionary companies declined under the impact of increasing tariffs.

Line Graph [Table Text Block]
	SBH International Small Cap - Retail	MSCI EAFE Small Cap Index	MSCI ACWI ex-USA IMI Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$9,471	$9,633	$9,039
Jun-2017	$11,747	$11,866	$10,886
Jun-2018	$12,326	$13,343	$11,729
Jun-2019	$10,627	$12,496	$11,759
Jun-2020	$8,891	$12,057	$11,202
Jun-2021	$12,524	$16,998	$15,367
Jun-2022	$10,193	$12,922	$12,316
Jun-2023	$11,524	$14,237	$13,852
Jun-2024	$13,427	$15,345	$15,455
Jun-2025	$17,310	$18,792	$18,210

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH International Small Cap - Retail	28.92%	14.25%	5.64%
MSCI EAFE Small Cap Index	22.46%	9.28%	6.51%
MSCI ACWI ex-USA IMI Index	17.83%	10.20%	6.18%

AssetsNet	$ 85,751,608
Holdings Count | Holding	317
Advisory Fees Paid, Amount	$ 180,166
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$85,751,608
Number of Portfolio Holdings	317
Portfolio Turnover	53%
Total Advisory Fees Paid*	$180,166
Total Advisory Fees Paid %*	0.48%
* Net of expenses waived by investment adviser
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Industrials	23.3%
Financials	13.0%
Consumer Discretionary	12.7%
Real Estate	10.7%
Information Technology	9.5%
Materials	9.2%
Health Care	5.5%
Consumer Staples	5.2%
Communication Services	4.2%
Energy	2.7%
Utilities	2.6%

Country Weighting (% of net assets)

Value	Value
Japan	34.6%
United Kingdom	13.6%
Australia	9.4%
Sweden	5.3%
Switzerland	4.2%
Israel	4.2%
Germany	4.2%
France	3.8%
Italy	3.2%
Norway	2.5%
Other Countries	13.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Bank of Georgia Group PLC	1.2%
Koninklijke BAM Groep N.V.	1.2%
Implenia A.G.	1.2%
SANKYO Co., Ltd.	1.1%
Betsson A.B.	1.1%
Harel Insurance Investments & Financial Services, Ltd.	1.1%
Currys PLC	1.0%
BPER Banca	1.0%
Kobe Steel, Ltd.	0.9%
Life Corp.	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000211586
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill International Small Cap Fund
Trading Symbol	SBSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill International Small Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$59	1.05%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the institutional class of the Fund returned 27.10% against a return of 20.89% for the MSCI EAFE Small Cap Index and 17.88% for the Fund’s broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

Contributors to Return

  The three countries that contributed most to the Fund’s returns on an absolute basis were Japan, the U.K., and Germany. Japan ended the period higher as U.S.-Japan trade talks continued and investors benefitted from higher dividend payouts and share buybacks. Germany announced plans to increase defense and infrastructure spending on concerns the U.S. will withdraw support for Europe’s defenses, which benefitted local companies. The U.K. rose on the announcement of a U.S.-U.K. trade deal.

Detractors from Return

  Hong Kong was the only country that detracted from the Fund’s returns on an absolute basis as earnings for consumer discretionary companies declined under the impact of increasing tariffs.

Line Graph [Table Text Block]
	SBH International Small Cap - Inst	MSCI EAFE Small Cap Index	MSCI ACWI ex-USA IMI Index
Jun-2015	$250,000	$250,000	$250,000
Jun-2016	$237,209	$240,829	$225,968
Jun-2017	$295,061	$296,649	$272,141
Jun-2018	$310,211	$333,578	$293,220
Jun-2019	$268,399	$312,409	$293,985
Jun-2020	$224,963	$301,413	$280,062
Jun-2021	$317,445	$424,940	$384,182
Jun-2022	$258,600	$323,049	$307,895
Jun-2023	$292,815	$355,920	$346,289
Jun-2024	$341,842	$383,626	$386,372
Jun-2025	$440,726	$469,801	$455,247

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH International Small Cap - Inst	28.93%	14.40%	5.83%
MSCI EAFE Small Cap Index	22.46%	9.28%	6.51%
MSCI ACWI ex-USA IMI Index	17.83%	10.20%	6.18%

AssetsNet	$ 85,751,608
Holdings Count | Holding	317
Advisory Fees Paid, Amount	$ 180,166
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$85,751,608
Number of Portfolio Holdings	317
Portfolio Turnover	53%
Total Advisory Fees Paid*	$180,166
Total Advisory Fees Paid %*	0.48%
* Net of expenses waived by investment adviser
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Industrials	23.3%
Financials	13.0%
Consumer Discretionary	12.7%
Real Estate	10.7%
Information Technology	9.5%
Materials	9.2%
Health Care	5.5%
Consumer Staples	5.2%
Communication Services	4.2%
Energy	2.7%
Utilities	2.6%

Country Weighting (% of net assets)

Value	Value
Japan	34.6%
United Kingdom	13.6%
Australia	9.4%
Sweden	5.3%
Switzerland	4.2%
Israel	4.2%
Germany	4.2%
France	3.8%
Italy	3.2%
Norway	2.5%
Other Countries	13.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Bank of Georgia Group PLC	1.2%
Koninklijke BAM Groep N.V.	1.2%
Implenia A.G.	1.2%
SANKYO Co., Ltd.	1.1%
Betsson A.B.	1.1%
Harel Insurance Investments & Financial Services, Ltd.	1.1%
Currys PLC	1.0%
BPER Banca	1.0%
Kobe Steel, Ltd.	0.9%
Life Corp.	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000246766
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill International Equity Fund
Trading Symbol	CIQRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill International Equity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$61	1.09%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the retail class of the Fund returned 24.63% against a return of 19.45% for the MSCI EAFE Index and 17.88% for the Fund’s broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

Contributors to Return

  The three countries that contributed most to the Fund’s returns on an absolute basis were France, the U.K., and Germany. Concerns that the U.S. will withdraw support for Europe’s defenses convinced local governments to increase defense and infrastructure spending, which benefitted the local markets. Industrials and Materials rose in the three countries and were significant drivers of returns. The U.K. was further aided by the announcement of a trade deal with the U.S.

Detractors from Return

  Since all countries were positive for the period, no countries contributed negatively to absolute return.

Line Graph [Table Text Block]
	SBH International Equity - Retail	MSCI EAFE Index	MSCI ACWI ex-USA IMI Index
Oct-2021	$10,000	$10,000	$10,000
Jun-2022	$8,364	$8,039	$7,997
Jun-2023	$9,957	$9,549	$8,994
Jun-2024	$11,403	$10,650	$10,035
Jun-2025	$14,159	$12,538	$11,823

Average Annual Return [Table Text Block]
	1 Year	Since Inception (10/27/2021)
SBH International Equity - Retail	24.18%	9.93%
MSCI EAFE Index	17.73%	6.35%
MSCI ACWI ex-USA IMI Index	17.83%	4.66%

Performance Inception Date	Oct. 27, 2021
AssetsNet	$ 9,576,188
Holdings Count | Holding	384
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$9,576,188
Number of Portfolio Holdings	384
Portfolio Turnover	43%
Total Advisory Fees Paid*	$0
Total Advisory Fees Paid %*	0.00%
* Net of expenses waived by investment adviser
Holdings [Text Block]

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Financials	22.9%
Industrials	18.8%
Health Care	11.4%
Consumer Discretionary	9.6%
Information Technology	8.4%
Consumer Staples	7.7%
Materials	5.4%
Communication Services	5.4%
Utilities	3.8%
Energy	2.8%
Real Estate	2.2%

Country Weighting (% of net assets)

Value	Value
Japan	21.5%
United Kingdom	14.4%
France	11.8%
Germany	10.4%
Switzerland	9.0%
Australia	6.6%
Netherlands	4.2%
Sweden	4.2%
Italy	3.2%
Spain	3.1%
Other Countries	10.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Roche Holding A.G.	1.7%
Novartis A.G.	1.7%
GSK PLC	1.4%
Vinci S.A.	1.3%
ITOCHU Corp.	1.3%
Infineon Technologies A.G.	1.3%
NatWest Group PLC	1.3%
KDDI Corp.	1.3%
ANZ Group Holdings, Ltd.	1.3%
Deutsche Bank A.G.	1.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction. Effective May 1, 2025, the expense cap for the Retail Class of the Fund was reduced to 0.99%.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000246765
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill International Equity Fund
Trading Symbol	CIEQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill International Equity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$52	0.93%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the institutional class of the Fund returned 24.85% against a return of 19.45% for the MSCI EAFE Index and 17.88% for the Fund’s broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

Contributors to Return

  The three countries that contributed most to the Fund’s returns on an absolute basis were France, the U.K., and Germany. Concerns that the U.S. will withdraw support for Europe’s defenses convinced local governments to increase defense and infrastructure spending, which benefitted the local markets. Industrials and Materials rose in the three countries and were significant drivers of returns. The U.K. was further aided by the announcement of a trade deal with the U.S.

Detractors from Return

  Since all countries were positive for the period, no countries contributed negatively to absolute return.

Line Graph [Table Text Block]
	SBH International Equity - Inst	MSCI EAFE Index	MSCI ACWI ex-USA IMI Index
Oct-2021	$250,000	$250,000	$250,000
Jun-2022	$209,297	$200,985	$199,913
Jun-2023	$249,516	$238,713	$224,842
Jun-2024	$286,198	$266,253	$250,867
Jun-2025	$356,021	$313,452	$295,587

Average Annual Return [Table Text Block]
	1 Year	Since Inception (10/27/2021)
SBH International Equity - Inst	24.40%	10.10%
MSCI EAFE Index	17.73%	6.35%
MSCI ACWI ex-USA IMI Index	17.83%	4.66%

AssetsNet	$ 9,576,188
Holdings Count | Holding	384
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$9,576,188
Number of Portfolio Holdings	384
Portfolio Turnover	43%
Total Advisory Fees Paid*	$0
Total Advisory Fees Paid %*	0.00%
* Net of expenses waived by investment adviser
Holdings [Text Block]

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Financials	22.9%
Industrials	18.8%
Health Care	11.4%
Consumer Discretionary	9.6%
Information Technology	8.4%
Consumer Staples	7.7%
Materials	5.4%
Communication Services	5.4%
Utilities	3.8%
Energy	2.8%
Real Estate	2.2%

Country Weighting (% of net assets)

Value	Value
Japan	21.5%
United Kingdom	14.4%
France	11.8%
Germany	10.4%
Switzerland	9.0%
Australia	6.6%
Netherlands	4.2%
Sweden	4.2%
Italy	3.2%
Spain	3.1%
Other Countries	10.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Roche Holding A.G.	1.7%
Novartis A.G.	1.7%
GSK PLC	1.4%
Vinci S.A.	1.3%
ITOCHU Corp.	1.3%
Infineon Technologies A.G.	1.3%
NatWest Group PLC	1.3%
KDDI Corp.	1.3%
ANZ Group Holdings, Ltd.	1.3%
Deutsche Bank A.G.	1.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction. Effective May 1, 2025, the expense cap for the Institutional Class of the Fund was reduced to 0.84%.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000018316
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Global All Cap Fund
Trading Symbol	WTMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Global All Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$43	0.84%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the retail class of the Fund returned 7.39% against a return of 9.47% for the Fund’s broad-based securities market index, the MSCI World Index.

Contributors to Return

  The three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Financials, and Consumer Discretionary. A recovery in data-center-related companies, along with continued strong performance in aerospace and defense stocks, drove Industrials sector outperformance. The three individual securities that contributed the most on an absolute basis were Nintendo Co., Ltd., ATI, Inc., and Safran S.A. For Nintendo, outperformance was linked to the successful launch of the next-generation Switch 2 console coupled with strong previews of first-party and third-party games.

Detractors from Return

  The three sectors that detracted most from the Fund’s returns on an absolute basis were Health Care, Consumer Staples, and Utilities. Underperformance in Health Care was linked to regulatory uncertainties and a rotation away from defensive groups in the market. The three individual securities that detracted the most on an absolute basis were Marvell Technology, Inc., UnitedHealth Group, Inc., and Apple, Inc. For Marvell Technology, there were new concerns related to the potential share loss on a high-profile, application-specific semiconductor chip with top customer Amazon.com Inc.

Line Graph [Table Text Block]
	SBH Global All Cap - Retail	MSCI World Index
Jun-2015	$10,000	$10,000
Jun-2016	$10,698	$9,722
Jun-2017	$12,125	$11,491
Jun-2018	$12,475	$12,765
Jun-2019	$13,804	$13,573
Jun-2020	$13,352	$13,959
Jun-2021	$17,558	$19,409
Jun-2022	$15,137	$16,626
Jun-2023	$18,109	$19,704
Jun-2024	$21,281	$23,683
Jun-2025	$24,096	$27,533

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH Global All Cap - Retail	13.23%	12.53%	9.19%
MSCI World Index	16.26%	14.55%	10.66%

AssetsNet	$ 35,581,972
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 15,835
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$35,581,972
Number of Portfolio Holdings	56
Portfolio Turnover	13%
Total Advisory Fees Paid*	$15,835
Total Advisory Fees Paid %*	0.09%
* Net of expenses waived by investment adviser
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Information Technology	26.1%
Financials	16.4%
Industrials	14.9%
Consumer Discretionary	14.8%
Health Care	8.3%
Communication Services	6.3%
Consumer Staples	5.3%
Energy	3.2%
Real Estate	1.5%
Materials	1.4%

Country Weighting (% of net assets)

Value	Value
United States	59.5%
Canada	7.1%
United Kingdom	6.9%
Belgium	4.5%
France	4.3%
Germany	3.1%
Italy	3.0%
Ireland	3.0%
Japan	2.0%
Switzerland	1.7%
Other Countries	3.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.5%
JPMorgan Chase & Co.	3.3%
Constellation Software, Inc.	2.9%
D'ieteren Group	2.8%
Visa, Inc.	2.8%
ServiceNow, Inc.	2.6%
Safran S.A.	2.5%
Beazley PLC	2.5%
Amazon.com, Inc.	2.3%
Meta Platforms, Inc.	2.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000052675
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Global All Cap Fund
Trading Symbol	WIMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Global All Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$40	0.77%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the institutional class of the Fund returned 7.42% against a return of 9.47% for the Fund’s broad-based securities market index, the MSCI World Index.

Contributors to Return

  The three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Financials, and Consumer Discretionary. A recovery in data-center-related companies, along with continued strong performance in aerospace and defense stocks, drove Industrials sector outperformance. The three individual securities that contributed the most on an absolute basis were Nintendo Co., Ltd., ATI, Inc., and Safran S.A. For Nintendo, outperformance was linked to the successful launch of the next-generation Switch 2 console coupled with strong previews of first-party and third-party games.

Detractors from Return

  The three sectors that detracted most from the Fund’s returns on an absolute basis were Health Care, Consumer Staples, and Utilities. Underperformance in Health Care was linked to regulatory uncertainties and a rotation away from defensive groups in the market. The three individual securities that detracted the most on an absolute basis were Marvell Technology, Inc., UnitedHealth Group, Inc., and Apple, Inc. For Marvell Technology, there were new concerns related to the potential share loss on a high-profile, application-specific semiconductor chip with top customer Amazon.com Inc.

Line Graph [Table Text Block]
	SBH Global All Cap - Inst	MSCI World Index
Jun-2015	$250,000	$250,000
Jun-2016	$267,843	$243,051
Jun-2017	$304,198	$287,276
Jun-2018	$313,310	$319,127
Jun-2019	$347,276	$339,330
Jun-2020	$335,920	$348,978
Jun-2021	$442,663	$485,234
Jun-2022	$382,279	$415,662
Jun-2023	$457,691	$492,602
Jun-2024	$538,786	$592,070
Jun-2025	$610,283	$688,330

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH Global All Cap - Inst	13.27%	12.68%	9.34%
MSCI World Index	16.26%	14.55%	10.66%

AssetsNet	$ 35,581,972
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 15,835
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$35,581,972
Number of Portfolio Holdings	56
Portfolio Turnover	13%
Total Advisory Fees Paid*	$15,835
Total Advisory Fees Paid %*	0.09%
* Net of expenses waived by investment adviser
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Information Technology	26.1%
Financials	16.4%
Industrials	14.9%
Consumer Discretionary	14.8%
Health Care	8.3%
Communication Services	6.3%
Consumer Staples	5.3%
Energy	3.2%
Real Estate	1.5%
Materials	1.4%

Country Weighting (% of net assets)

Value	Value
United States	59.5%
Canada	7.1%
United Kingdom	6.9%
Belgium	4.5%
France	4.3%
Germany	3.1%
Italy	3.0%
Ireland	3.0%
Japan	2.0%
Switzerland	1.7%
Other Countries	3.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.5%
JPMorgan Chase & Co.	3.3%
Constellation Software, Inc.	2.9%
D'ieteren Group	2.8%
Visa, Inc.	2.8%
ServiceNow, Inc.	2.6%
Safran S.A.	2.5%
Beazley PLC	2.5%
Amazon.com, Inc.	2.3%
Meta Platforms, Inc.	2.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000206635
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Short Term Plus Fund
Trading Symbol	SBHPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Short Term Plus Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the retail class of the Fund returned 3.06% against a return of 2.92% for the Bloomberg 1-3 Year US Government/Credit Index and 4.02% for the Fund’s broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

Factors Affecting Performance

  The Fund holds short maturity, 0-3 year securities. During the first half of 2025, short assets had lower returns compared to longer maturities. Longer asset performance was driven by a decline in treasury yields. This was particularly pronounced in 5-10 year securities where Treasury yields fell 58 and 34 basis points, respectively.

  Sector selection had a positive impact on performance. The Fund was overweight corporate securities and underweight U.S. Treasury securities. Investment-grade corporate securities had excess returns of +0.21% during the period.

  Security selection had a positive impact on performance. The Fund benefited from its holdings in BB-rated securities, which had an excess return of 1.36% during the period. The Fund’s underweight to financials was a detractor. Financials outperformed all other sectors.

Line Graph [Table Text Block]
	SBH Short Term Plus - Retail	Bloomberg 1-3 Year US Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
Dec-2018	$10,000	$10,000	$10,000
Jun-2019	$10,242	$10,324	$10,708
Jun-2020	$10,447	$10,758	$11,644
Jun-2021	$10,617	$10,806	$11,605
Jun-2022	$10,292	$10,421	$10,411
Jun-2023	$10,534	$10,475	$10,313
Jun-2024	$11,103	$10,985	$10,585
Jun-2025	$11,788	$11,638	$11,228

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (12/14/2018)
SBH Short Term Plus - Retail	6.17%	2.45%	2.55%
Bloomberg 1-3 Year US Government/Credit Index	5.94%	1.58%	2.35%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.79%

AssetsNet	$ 14,852,769
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$14,852,769
Number of Portfolio Holdings	72
Portfolio Turnover	19%
Total Advisory Fees Paid*	$0
Total Advisory Fees Paid %*	0.00%
Average maturity (years)	1.75
30-day SEC yield (with waivers)	4.15%
30-day SEC yield (without waivers)	2.61%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Industrial	61.5%
Utility	16.8%
U.S. Treasury Bonds & Notes	9.0%
Asset Backed Securities	6.4%
Finance	2.9%
Municipal Bonds	0.2%

Ratings Allocation

Rating	% Portfolio
Cash	2.2
AAA	5.3
AA	11.6
A	17.3
BBB	51.9
BB	11.7

Duration Distribution

Duration	% Portfolio
0-1 yr	32.3
1-2 yrs	37.5
2-3 yrs	28.7
3-4 yrs	1.5

Material Fund Change Expenses [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000206636
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Short Term Plus Fund
Trading Symbol	SBAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Short Term Plus Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the institutional class of the Fund returned 3.10% against a return of 2.92% for the Bloomberg 1-3 Year US Government/Credit Index and 4.02% for the Fund’s broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

Factors Affecting Performance

  The Fund holds short maturity, 0-3 year securities. During the first half of 2025, short assets had lower returns compared to longer maturities. Longer asset performance was driven by a decline in treasury yields. This was particularly pronounced in 5-10 year securities where Treasury yields fell 58 and 34 basis points, respectively.

  Sector selection had a positive impact on performance. The Fund was overweight corporate securities and underweight U.S. Treasury securities. Investment-grade corporate securities had excess returns of +0.21% during the period.

  Security selection had a positive impact on performance. The Fund benefited from its holdings in BB-rated securities, which had an excess return of 1.36% during the period. The Fund’s underweight to financials was a detractor. Financials outperformed all other sectors.

Line Graph [Table Text Block]
	SBH Short Term Plus - Inst	Bloomberg 1-3 Year US Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
Dec-2018	$250,000	$250,000	$250,000
Jun-2019	$256,131	$258,109	$267,709
Jun-2020	$261,582	$268,958	$291,106
Jun-2021	$266,001	$270,147	$290,136
Jun-2022	$258,112	$260,519	$260,275
Jun-2023	$264,676	$261,887	$257,834
Jun-2024	$279,179	$274,631	$264,617
Jun-2025	$296,322	$290,941	$280,696

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (12/14/2018)
SBH Short Term Plus - Inst	6.14%	2.53%	2.63%
Bloomberg 1-3 Year US Government/Credit Index	5.94%	1.58%	2.35%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.79%

AssetsNet	$ 14,852,769
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$14,852,769
Number of Portfolio Holdings	72
Portfolio Turnover	19%
Total Advisory Fees Paid*	$0
Total Advisory Fees Paid %*	0.00%
Average maturity (years)	1.75
30-day SEC yield (with waivers)	4.19%
30-day SEC yield (without waivers)	3.13%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Industrial	61.5%
Utility	16.8%
U.S. Treasury Bonds & Notes	9.0%
Asset Backed Securities	6.4%
Finance	2.9%
Municipal Bonds	0.2%

Ratings Allocation

Rating	% Portfolio
Cash	2.2
AAA	5.3
AA	11.6
A	17.3
BBB	51.9
BB	11.7

Duration Distribution

Duration	% Portfolio
0-1 yr	32.3
1-2 yrs	37.5
2-3 yrs	28.7
3-4 yrs	1.5

Material Fund Change Expenses [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000018311
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Plus Bond Fund
Trading Symbol	WTIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Plus Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the retail class of the Fund returned 3.96% against a return of 4.02% for the Fund’s broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

Factors Affecting Performance

  The Fund was overweight corporate securities and mortgage-backed securities (MBS) versus the benchmark, while being underweight U.S. Treasury securities. Investment-grade corporate and MBS securities posted excess returns versus Treasuries of +0.21% and +0.10%, respectively, during the semi-annual period.

  The Fund’s allocation to high yield securities positively impacted performance. High yield posted +1.04% excess return versus Treasuries during the reporting period.

  The Fund’s duration was slightly shorter than the duration of the benchmark during the semi-annual period. Duration and yield-curve positioning had a negligible impact on performance.

Line Graph [Table Text Block]
	SBH Plus Bond - Retail	Bloomberg U.S. Aggregate Bond Index
Jun-2015	$10,000	$10,000
Jun-2016	$10,568	$10,600
Jun-2017	$10,687	$10,567
Jun-2018	$10,734	$10,525
Jun-2019	$11,526	$11,353
Jun-2020	$12,444	$12,345
Jun-2021	$12,704	$12,304
Jun-2022	$11,299	$11,038
Jun-2023	$11,414	$10,934
Jun-2024	$11,894	$11,222
Jun-2025	$12,596	$11,904

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH Plus Bond - Retail	5.91%	0.24%	2.33%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

AssetsNet	$ 711,623,137
Holdings Count | Holding	149
Advisory Fees Paid, Amount	$ 801,559
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$711,623,137
Number of Portfolio Holdings	149
Portfolio Turnover	21%
Total Advisory Fees Paid*	$801,559
Total Advisory Fees Paid %*	0.22%
Average maturity (years)	8.00
30-day SEC yield (with waivers)	4.30%
30-day SEC yield (without waivers)	4.17%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Mortgage-Backed Securities Passthrough	32.2%
Industrial	22.2%
U.S. Treasury Bonds & Notes	19.6%
Finance	9.8%
Utility	8.2%
Asset Backed Securities	2.7%
Municipal Bonds	2.0%
Residential Mortgage-Backed Securities	0.0%

Ratings Allocation

Rating	% Portfolio
Cash	2.4
AAA	1.5
AA	54.1
A	12.2
BBB	17.2
BB	8.8
B & Below	2.2
Not Rated	1.6

Exposure Basis Explanation [Text Block]	Duration Distribution
Duration	% Portfolio
0-1 yr	6.1
1-3 yrs	19.4
3-4 yrs	8.1
4-6 yrs	23.2
6-8 yrs	29.8
8+ yrs	13.4

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000052673
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Plus Bond Fund
Trading Symbol	WIIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Plus Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the institutional class of the Fund returned 3.97% against a return of 4.02% for the Fund’s broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

Factors Affecting Performance

  The Fund was overweight corporate securities and mortgage-backed securities (MBS) versus the benchmark, while being underweight U.S. Treasury securities. Investment-grade corporate and MBS securities posted excess returns versus Treasuries of +0.21% and +0.10%, respectively, during the semi-annual period.

  The Fund’s allocation to high yield securities positively impacted performance. High yield posted +1.04% excess return versus Treasuries during the reporting period.

  The Fund’s duration was slightly shorter than the duration of the benchmark during the semi-annual period. Duration and yield-curve positioning had a negligible impact on performance.

Line Graph [Table Text Block]
	SBH Plus Bond - Inst	Bloomberg U.S. Aggregate Bond Index
Jun-2015	$250,000	$250,000
Jun-2016	$264,485	$265,003
Jun-2017	$267,902	$264,170
Jun-2018	$269,490	$263,120
Jun-2019	$290,031	$283,826
Jun-2020	$313,308	$308,631
Jun-2021	$320,391	$307,603
Jun-2022	$285,310	$275,944
Jun-2023	$289,016	$273,356
Jun-2024	$301,405	$280,548
Jun-2025	$319,528	$297,594

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH Plus Bond - Inst	6.01%	0.39%	2.48%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

AssetsNet	$ 711,623,137
Holdings Count | Holding	149
Advisory Fees Paid, Amount	$ 801,559
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$711,623,137
Number of Portfolio Holdings	149
Portfolio Turnover	21%
Total Advisory Fees Paid*	$801,559
Total Advisory Fees Paid %*	0.22%
Average maturity (years)	8.00
30-day SEC yield (with waivers)	4.45%
30-day SEC yield (without waivers)	4.30%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Mortgage-Backed Securities Passthrough	32.2%
Industrial	22.2%
U.S. Treasury Bonds & Notes	19.6%
Finance	9.8%
Utility	8.2%
Asset Backed Securities	2.7%
Municipal Bonds	2.0%
Residential Mortgage-Backed Securities	0.0%

Ratings Allocation

Rating	% Portfolio
Cash	2.4
AAA	1.5
AA	54.1
A	12.2
BBB	17.2
BB	8.8
B & Below	2.2
Not Rated	1.6

Exposure Basis Explanation [Text Block]	Duration Distribution
Duration	% Portfolio
0-1 yr	6.1
1-3 yrs	19.4
3-4 yrs	8.1
4-6 yrs	23.2
6-8 yrs	29.8
8+ yrs	13.4

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000018320
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Quality High Yield Fund
Trading Symbol	WTLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Quality High Yield Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the retail class of the Fund returned 4.34% against a return of 4.57% for the Bloomberg U.S. High Yield - 2% Issuer Cap Index and 4.02% for the Fund’s broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

Factors Affecting Performance

  The Fund has a high-quality bias and was underweight CCC-rated securities and overweight BBB-rated securities versus its benchmark, the Bloomberg U.S. High Yield -2% issuer Cap Index. CCC-rated securities returned 3.55% during the semi-annual period vs. 4.50% for Intermediate BBB-rated securities, 4.98% for BB-rated securities, and 4.38% for B-rated securities.

  Security selection positively impacted returns during the reporting period as credit enhancing events for certain issuers outweighed underperforming issues.

  The Fund’s duration was shorter than its benchmark and regulatory broad-based securities market index, which detracted from performance.

Line Graph [Table Text Block]
	SBH Quality High Yield - Retail	Bloomberg U.S. High Yield - 2% Issuer Capped Index	Bloomberg U.S. Aggregate Bond Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$10,426	$10,165	$10,600
Jun-2017	$11,339	$11,456	$10,567
Jun-2018	$11,445	$11,756	$10,525
Jun-2019	$12,283	$12,635	$11,353
Jun-2020	$12,546	$12,634	$12,345
Jun-2021	$13,877	$14,572	$12,304
Jun-2022	$12,345	$12,704	$11,038
Jun-2023	$13,284	$13,856	$10,934
Jun-2024	$14,502	$15,302	$11,222
Jun-2025	$15,658	$16,875	$11,904

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH Quality High Yield - Retail	7.97%	4.53%	4.59%
Bloomberg U.S. High Yield - 2% Issuer Capped Index	10.28%	5.96%	5.37%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

AssetsNet	$ 64,094,643
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 97,583
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$64,094,643
Number of Portfolio Holdings	61
Portfolio Turnover	19%
Total Advisory Fees Paid*	$97,583
Total Advisory Fees Paid %*	0.30%
Average maturity (years)	3.62
30-day SEC yield (with waivers)	5.06%
30-day SEC yield (without waivers)	4.91%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Industrial	78.7%
Finance	11.1%
Utility	7.2%

Ratings Allocation

Rating	% Portfolio
Cash	1.6
BBB	8.2
BB	70.1
B & Below	17.2
Not Rated	3.0

Duration Distribution

Duration	% Portfolio
0-1 yr	15.6
1-3 yrs	56.8
3-4 yrs	10.5
4-6 yrs	13.6
6-8 yrs	2.2
8+ yrs	1.3

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000052678
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Quality High Yield Fund
Trading Symbol	WILTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Quality High Yield Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the institutional class of the Fund returned 4.35% against a return of 4.57% for the Bloomberg U.S. High Yield - 2% Issuer Cap Index and 4.02% for the Fund’s broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

Factors Affecting Performance

  The Fund has a high-quality bias and was underweight CCC-rated securities and overweight BBB-rated securities versus its benchmark, the Bloomberg U.S. High Yield -2% issuer Cap Index. CCC-rated securities returned 3.55% during the semi-annual period vs. 4.50% for Intermediate BBB-rated securities, 4.98% for BB-rated securities, and 4.38% for B-rated securities.

  Security selection positively impacted returns during the reporting period as credit enhancing events for certain issuers outweighed underperforming issues.

  The Fund’s duration was shorter than its benchmark and regulatory broad-based securities market index, which detracted from performance.

Line Graph [Table Text Block]
	SBH Quality High Yield - Inst	Bloomberg U.S. High Yield - 2% Issuer Capped Index	Bloomberg U.S. Aggregate Bond Index
Jun-2015	$250,000	$250,000	$250,000
Jun-2016	$260,750	$254,137	$265,003
Jun-2017	$284,620	$286,388	$264,170
Jun-2018	$287,863	$293,892	$263,120
Jun-2019	$309,062	$315,863	$283,826
Jun-2020	$316,507	$315,854	$308,631
Jun-2021	$350,169	$364,303	$307,603
Jun-2022	$311,897	$317,589	$275,944
Jun-2023	$336,418	$346,397	$273,356
Jun-2024	$367,770	$382,538	$280,548
Jun-2025	$397,628	$421,878	$297,594

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH Quality High Yield - Inst	8.12%	4.67%	4.75%
Bloomberg U.S. High Yield - 2% Issuer Capped Index	10.28%	5.96%	5.37%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

AssetsNet	$ 64,094,643
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 97,583
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$64,094,643
Number of Portfolio Holdings	61
Portfolio Turnover	19%
Total Advisory Fees Paid*	$97,583
Total Advisory Fees Paid %*	0.30%
Average maturity (years)	3.62
30-day SEC yield (with waivers)	5.22%
30-day SEC yield (without waivers)	5.12%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Industrial	78.7%
Finance	11.1%
Utility	7.2%

Ratings Allocation

Rating	% Portfolio
Cash	1.6
BBB	8.2
BB	70.1
B & Below	17.2
Not Rated	3.0

Duration Distribution

Duration	% Portfolio
0-1 yr	15.6
1-3 yrs	56.8
3-4 yrs	10.5
4-6 yrs	13.6
6-8 yrs	2.2
8+ yrs	1.3

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000176020
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Municipal Opportunities Fund
Trading Symbol	WTTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Municipal Opportunities Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the retail class of the Fund returned 1.35% against a return of 1.09% for the Bloomberg 1-15 Year Municipal Blend Index and -0.35% for the Fund’s broad-based securities market index, the Bloomberg Municipal Bond Index.

Factors Affecting Performance

  Municipal bonds experienced a volatile first half of 2025. Yields increased sharply early in the second quarter following tariff-related announcements but quickly reversed, which led to a modest rally before moving lower. Our strategy of investing in short- and long-term bonds was challenged by the Fund’s yield curve (yields across different maturities of bonds) positioning, but the Fund’s higher average yield helped offset the impact. We also had a material bond repricing in one of the Fund’s top ten largest positions, as the bond was priced at a significant discount and partially called at par. At the end of the period, we believe our tactical positioning across different maturities will continue to contribute to Fund’s performance.

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (12/16/2016)
SBH Municipal Opportunities - Retail	3.57%	0.82%	2.88%
Bloomberg 1-15 Year Municipal Blend Index	2.63%	0.86%	2.27%
Bloomberg Municipal Bond Index	1.11%	0.51%	2.29%

AssetsNet	$ 186,318,454
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 214,989
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$186,318,454
Number of Portfolio Holdings	159
Portfolio Turnover	44%
Total Advisory Fees Paid*	$214,989
Total Advisory Fees Paid %*	0.24%
Average maturity (years)	7.84
30-day SEC yield (with waivers)	3.24%
30-day SEC yield (without waivers)	3.06%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Revenue	58.5%
General Obligation	15.6%
U.S. Treasury Bonds & Notes	10.3%
Variable Rate Demand Note	4.7%
Industrial	4.4%
Local Authority	4.2%
CMBS	1.1%

Ratings Allocation

Rating	% Portfolio
AAA	11.9
AA	51.1
A	19.8
BBB	4.0
BB	3.1
B	4.4
Not Rated	5.8

Duration Distribution

Duration	% Portfolio
0-1 yr	25.2
1-3 yrs	19.1
3-4 yrs	10.2
4-6 yrs	8.6
6-8 yrs	2.7
8+ yrs	34.3

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000176021
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Municipal Opportunities Fund
Trading Symbol	WITAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Municipal Opportunities Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the institutional class of the Fund returned 1.42% against a return of 1.09% for the Bloomberg 1-15 Year Municipal Blend Index and -0.35% for the Fund’s broad-based securities market index, the Bloomberg Municipal Bond Index.

Factors Affecting Performance

  Municipal bonds experienced a volatile first half of 2025. Yields increased sharply early in the second quarter following tariff-related announcements but quickly reversed, which led to a modest rally before moving lower. Our strategy of investing in short- and long-term bonds was challenged by the Fund’s yield curve (yields across different maturities of bonds) positioning, but the Fund’s higher average yield helped offset the impact. We also had a material bond repricing in one of the Fund’s top ten largest positions, as the bond was priced at a significant discount and partially called at par. At the end of the period, we believe our tactical positioning across different maturities will continue to contribute to Fund’s performance.

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (12/16/2016)
SBH Municipal Opportunities - Inst	3.72%	0.95%	3.03%
Bloomberg 1-15 Year Municipal Blend Index	2.63%	0.86%	2.27%
Bloomberg Municipal Bond Index	1.11%	0.51%	2.29%

AssetsNet	$ 186,318,454
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 214,989
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$186,318,454
Number of Portfolio Holdings	159
Portfolio Turnover	44%
Total Advisory Fees Paid*	$214,989
Total Advisory Fees Paid %*	0.24%
Average maturity (years)	7.84
30-day SEC yield (with waivers)	3.39%
30-day SEC yield (without waivers)	3.28%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Revenue	58.5%
General Obligation	15.6%
U.S. Treasury Bonds & Notes	10.3%
Variable Rate Demand Note	4.7%
Industrial	4.4%
Local Authority	4.2%
CMBS	1.1%

Ratings Allocation

Rating	% Portfolio
AAA	11.9
AA	51.1
A	19.8
BBB	4.0
BB	3.1
B	4.4
Not Rated	5.8

Duration Distribution

Duration	% Portfolio
0-1 yr	25.2
1-3 yrs	19.1
3-4 yrs	10.2
4-6 yrs	8.6
6-8 yrs	2.7
8+ yrs	34.3

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000018312
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Colorado Tax-Free Fund
Trading Symbol	WTCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Colorado Tax-Free Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the retail class of the Fund returned 0.12% against a return of 1.09% for the Bloomberg 1-15 Year Municipal Blend Index and -0.35% for the Fund’s broad-based securities market index, the Bloomberg Municipal Bond Index.

Factors Affecting Performance

  The Colorado municipal bond market remained fundamentally sound in the first half of 2025, supported by strong state reserves and moderate debt levels. The Fund’s strategy of investing in short- and long-term bonds was challenged by a steepening yield curve (a growing difference in short- and long-term interest rates) in bonds with maturities of over 10 years. One of our higher education credit holdings was downgraded, which negatively impacted its price, and detracted from the Fund’s performance. The combination of medium-term bonds rallying and relative yield curve positioning led to underperformance.

Line Graph [Table Text Block]
	SBH Colorado Tax Free - Retail	Bloomberg 1-15 Year Municipal Blend Index	Bloomberg Municipal Bond Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$10,658	$10,613	$10,765
Jun-2017	$10,586	$10,596	$10,713
Jun-2018	$10,759	$10,703	$10,880
Jun-2019	$11,368	$11,359	$11,610
Jun-2020	$11,808	$11,833	$12,126
Jun-2021	$12,350	$12,198	$12,632
Jun-2022	$11,359	$11,401	$11,549
Jun-2023	$11,280	$11,718	$11,917
Jun-2024	$11,754	$12,034	$12,300
Jun-2025	$11,940	$12,351	$12,437

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH Colorado Tax Free - Retail	1.58%	0.22%	1.79%
Bloomberg 1-15 Year Municipal Blend Index	2.63%	0.86%	2.13%
Bloomberg Municipal Bond Index	1.11%	0.51%	2.20%

AssetsNet	$ 310,296,923
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 463,045
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$310,296,923
Number of Portfolio Holdings	145
Portfolio Turnover	49%
Total Advisory Fees Paid*	$463,045
Total Advisory Fees Paid %*	0.29%
Average maturity (years)	8.28
30-day SEC yield (with waivers)	3.27%
30-day SEC yield (without waivers)	3.25%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Revenue	50.6%
General Obligation	14.4%
Variable Rate Demand Note	13.1%
Certificate Participation	7.7%
Local Authority	4.4%
U.S. Treasury Bonds & Notes	4.2%

Ratings Allocation

Rating	% Portfolio
Cash	5.0
AAA	30.7
AA	48.0
A	7.3
BBB	3.8
BB	0.7
Not Rated	4.5

Duration Distribution

Duration	% Portfolio
0-1 yr	36.1
1-3 yrs	16.8
3-4 yrs	4.3
4-6 yrs	8.0
6-8 yrs	5.0
8+ yrs	29.8

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000169263
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Colorado Tax-Free Fund
Trading Symbol	WICOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Colorado Tax-Free Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the institutional class of the Fund returned 0.18% against a return of 1.09% for the Bloomberg 1-15 Year Municipal Blend Index and -0.35% for the Fund’s broad-based securities market index, the Bloomberg Municipal Bond Index.

Factors Affecting Performance

  The Colorado municipal bond market remained fundamentally sound in the first half of 2025, supported by strong state reserves and moderate debt levels. The Fund’s strategy of investing in short- and long-term bonds was challenged by a steepening yield curve (a growing difference in short- and long-term interest rates) in bonds with maturities of over 10 years. One of our higher education credit holdings was downgraded, which negatively impacted its price, and detracted from the Fund’s performance. The combination of medium-term bonds rallying and relative yield curve positioning led to underperformance.

Line Graph [Table Text Block]
	SBH Colorado Tax Free - Inst	Bloomberg 1-15 Year Municipal Blend Index	Bloomberg Municipal Bond Index
Jun-2015	$250,000	$250,000	$250,000
Jun-2016	$266,447	$265,313	$269,131
Jun-2017	$265,042	$264,909	$267,819
Jun-2018	$269,730	$267,579	$272,009
Jun-2019	$285,490	$283,973	$290,250
Jun-2020	$296,865	$295,835	$303,162
Jun-2021	$311,146	$304,942	$315,791
Jun-2022	$286,431	$285,029	$288,723
Jun-2023	$284,860	$292,960	$297,923
Jun-2024	$297,495	$300,848	$307,495
Jun-2025	$302,306	$308,771	$310,916

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH Colorado Tax Free - Inst	1.62%	0.36%	1.92%
Bloomberg 1-15 Year Municipal Blend Index	2.63%	0.86%	2.13%
Bloomberg Municipal Bond Index	1.11%	0.51%	2.20%

AssetsNet	$ 310,296,923
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 463,045
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$310,296,923
Number of Portfolio Holdings	145
Portfolio Turnover	49%
Total Advisory Fees Paid*	$463,045
Total Advisory Fees Paid %*	0.29%
Average maturity (years)	8.28
30-day SEC yield (with waivers)	3.45%
30-day SEC yield (without waivers)	3.37%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Revenue	50.6%
General Obligation	14.4%
Variable Rate Demand Note	13.1%
Certificate Participation	7.7%
Local Authority	4.4%
U.S. Treasury Bonds & Notes	4.2%

Ratings Allocation

Rating	% Portfolio
Cash	5.0
AAA	30.7
AA	48.0
A	7.3
BBB	3.8
BB	0.7
Not Rated	4.5

Duration Distribution

Duration	% Portfolio
0-1 yr	36.1
1-3 yrs	16.8
3-4 yrs	4.3
4-6 yrs	8.0
6-8 yrs	5.0
8+ yrs	29.8

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000244704
Shareholder Report [Line Items]
Fund Name	Barrett Growth Fund
Trading Symbol	BGRWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Barrett Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$49	0.99%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the Fund returned 0.24% against a return of 6.20% for the Fund’s broad-based securities market index, the S&P 500® Index.

Contributors to Return

  The three sectors that contributed most to the Fund’s returns on an absolute basis were Financials, Information Technology, and Materials. Investors were concerned about tariffs, and Financials appeared less impacted relative to other sectors during the period. The three individual securities that contributed the most on an absolute basis were NVIDIA Corp., Microsoft Corp., and JPMorgan Chase & Co. Investors regained confidence in AI, which rewarded companies such as NVIDIA that investors see as a company with high growth potential in the AI space.

Detractors from Return

  The three sectors that detracted most from the Fund’s returns on an absolute basis were Health Care, Communication Services, and Industrials. Uncertainty over final tariff rates created a difficult economic environment over capital-intensive manufacturers during the period. The three individual securities that detracted the most on an absolute basis were Apple, Inc., UnitedHealth Group, Inc., and Regeneron Pharmaceuticals, Inc. While Apple generated significant revenue, its delay incorporating AI into its products weighed on its stock.

Line Graph [Table Text Block]
	Barrett Growth	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$9,959	$10,399
Jun-2017	$11,389	$12,260
Jun-2018	$13,521	$14,023
Jun-2019	$15,373	$15,483
Jun-2020	$17,630	$16,645
Jun-2021	$23,769	$23,436
Jun-2022	$19,576	$20,948
Jun-2023	$23,600	$25,053
Jun-2024	$31,350	$31,204
Jun-2025	$33,642	$35,936

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Barrett Growth	7.31%	13.80%	12.90%
S&P 500® Index	15.16%	16.64%	13.65%

AssetsNet	$ 24,759,854
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 27,565
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$24,759,854
Number of Portfolio Holdings	33
Portfolio Turnover	4%
Total Advisory Fees Paid*	$27,565
Total Advisory Fees Paid %*	0.21%
* Net of expenses waived by investment adviser
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Information Technology	30.9%
Financials	22.2%
Consumer Discretionary	14.4%
Health Care	13.4%
Industrials	5.5%
Communication Services	4.9%
Consumer Staples	4.0%
Materials	3.3%
Energy	0.9%

Country Weighting (% of net assets)

Value	Value
United States	96.5%
Ireland	3.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corp.	8.5%
Microsoft Corp.	7.5%
Ares Management Corp.	5.8%
Amazon.com, Inc.	5.3%
JPMorgan Chase & Co.	5.0%
Visa, Inc.	4.9%
Alphabet, Inc.	4.9%
Progressive Corp. (The)	4.8%
Apple, Inc.	4.7%
TJX Cos., Inc. (The)	4.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000244699
Shareholder Report [Line Items]
Fund Name	Barrett Opportunity Fund
Trading Symbol	SAOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Barrett Opportunity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$48	0.99%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the Fund returned -3.46% against a return of 6.20% for the Fund’s broad-based securities market index, the S&P 500® Index.

Contributors to Return

  The three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Information Technology, and Energy. After a short pause, investors regained confidence in AI, rewarding the information technology sector. The three individual securities that contributed the most on an absolute basis were Microsoft Corp., Bank of New York Mellon Corp., and General Dynamics Corp. Microsoft continues to monetize the AI trend.

Detractors from Return

  The three sectors that detracted most from the Fund’s returns on an absolute basis were Financials, Consumer Discretionary, and Communication Services. Investors were concerned that tariffs would negatively impact consumption trends, which weighed on the Consumer Discretionary sector during the period. The three individual securities that detracted the most on an absolute basis were Jefferies Financial Group, Inc., Murphy USA, Inc., and Apple, Inc. Prospects of a lower interest rate environment was a challenge for investment banks such as Jefferies.

Line Graph [Table Text Block]
	Barrett Opportunity	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$10,691	$10,399
Jun-2017	$13,147	$12,260
Jun-2018	$14,235	$14,023
Jun-2019	$14,341	$15,483
Jun-2020	$13,728	$16,645
Jun-2021	$18,195	$23,436
Jun-2022	$18,438	$20,948
Jun-2023	$20,680	$25,053
Jun-2024	$25,783	$31,204
Jun-2025	$27,070	$35,936

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Barrett Opportunity	4.99%	14.54%	10.47%
S&P 500® Index	15.16%	16.64%	13.65%

AssetsNet	$ 22,471,683
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 33,906
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$22,471,683
Number of Portfolio Holdings	19
Portfolio Turnover	2%
Total Advisory Fees Paid*	$33,906
Total Advisory Fees Paid %*	0.30%
* Net of expenses waived by investment adviser
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Financials	28.2%
Industrials	19.5%
Information Technology	17.0%
Energy	12.8%
Communication Services	8.8%
Consumer Discretionary	8.0%
Health Care	3.7%
Consumer Staples	0.9%

Country Weighting (% of net assets)

Value	Value
United States	89.3%
United Kingdom	9.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
General Dynamics Corp.	13.0%
Jefferies Financial Group, Inc.	11.2%
Microsoft Corp.	11.1%
Bank of New York Mellon Corp. (The)	10.8%
Shell PLC	9.6%
Alphabet, Inc.	8.8%
Murphy USA, Inc.	6.9%
Apple, Inc.	5.9%
Automatic Data Processing, Inc.	5.7%
Ares Management Corp.	3.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000243104
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Select Equity ETF
Trading Symbol	USSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Select Equity ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/etfs. You can also request this information by contacting us at (800) 836-4265.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 836-4265
Additional Information Website	www.cisbh.com/funds/etfs
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SBH Select Equity ETF	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the Fund returned -1.98% against a return of 6.12% for the Russell 1000® Index and 5.75% for the Fund's broad-based securities market index, the Russell 3000® Index.

Contributors to Return

  The three sectors that contributed most to the Fund’s returns on an absolute basis were Financials, Industrials, and Consumer Discretionary. A recovery in data-center-related companies, along with continued strong performance in aerospace and defense stocks, drove Industrials sector outperformance. The three individual securities that contributed the most on an absolute basis were Microsoft Corp., JPMorgan Chase & Co., and Meta Platforms, Inc. For Meta Platforms, it has been an early winner in generative AI and has been gaining incremental digital advertising revenue share on the back of strong AI monetization and engagement.

Detractors from Return

  The three sectors that detracted most from the Fund’s returns on an absolute basis were Information Technology, Energy, and Health Care. Underperformance in Health Care was linked to regulatory uncertainties and a rotation away from defensive groups in the market. The three individual securities that detracted the most on an absolute basis were Marvell Technology, Inc., Apple, Inc., and UnitedHealth Group, Inc. For Marvell Technology, there were new concerns related to the potential share loss on a high-profile, application-specific semiconductor chip with top customer Amazon.com Inc.

Line Graph [Table Text Block]
	SBH Select Equity ETF - NAV	Russell 1000® Index	Russell 3000® Index
08/29/23	$10,000	$10,000	$10,000
06/30/24	$11,911	$12,230	$12,160
06/30/25	$12,886	$14,146	$14,021

Average Annual Return [Table Text Block]
	1 Year	Since Inception (08/29/2023)
SBH Select Equity ETF - NAV	8.19%	14.79%
Russell 1000® Index	15.66%	20.76%
Russell 3000® Index	15.30%	20.18%

Performance Inception Date	Aug. 29, 2023
AssetsNet	$ 263,584,087
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 650,177
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$263,584,087
Number of Portfolio Holdings	20
Portfolio Turnover	72%
Total Advisory Fees Paid*	$650,177
Total Advisory Fees Paid %*	0.53%
* Net of expenses waived by investment adviser
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Information Technology	43.4%
Financials	25.7%
Communication Services	14.1%
Industrials	9.4%
Consumer Discretionary	5.3%

Country Weighting (% of net assets)

Value	Value
United States	94.8%
Germany	3.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	7.4%
Alphabet, Inc.	7.3%
Meta Platforms, Inc.	6.8%
Visa, Inc.	6.7%
Apple, Inc.	5.5%
Amazon.com, Inc.	5.3%
Globe Life, Inc.	5.2%
Reinsurance Group of America, Inc.	5.0%
JPMorgan Chase & Co.	4.9%
Marvell Technology, Inc.	4.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/etfs